Summary of Significant Accounting Policies (Details - Deferred offering costs) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Interim Period, Costs Not Allocable [Line Items]
Total	$ 0	$ 126,104
Legal Fees [Member]
Interim Period, Costs Not Allocable [Line Items]
Total	0	52,131
General And Admin Expenses [Member]
Interim Period, Costs Not Allocable [Line Items]
Total	$ 0	$ 73,973